Employee benefits - Target asset allocation (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return on global asset allocation (as a percent)	3.40%
Company's capital stock and debit instruments included in plan assets	$ 8	$ 8
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	100.00%
International
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	100.00%
Equity securities | Switzerland
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	15.00%
Equity securities | International
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	15.00%
Fixed income | Switzerland
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	54.00%
Fixed income | International
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	72.00%
Real estate | Switzerland
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	26.00%
Real estate | International
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	4.00%
Other | Switzerland
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	5.00%
Other | International
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	9.00%